Borrowings - Summary of Long-term Borrowings (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Borrowings	₩ 6,683,662		₩ 8,120,791
Total	₩ 5,110,188		6,300,790
Shinhan Bank [Member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates adjustment rate	1.695%	1.695%
Kookmin Bank [member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates adjustment rate	1.695%	1.695%
Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	₩ 587,133		644,243
Less: Current portion	(87,398)		(59,331)
Total	₩ 499,735		584,912
Long-term borrowings [member] | Export-Import Bank of Korea [Member] | Inter-Korean Cooperation Fund [Member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	1.50%	1.50%
Borrowings	₩ 4,688		5,181
Long-term borrowings [member] | Shinhan Bank [Member] | General loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	2.50%	2.50%
Borrowings	₩ 30,000		31,000
Long-term borrowings [member] | Shinhan Bank [Member] | Facility loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	2.56%	2.56%
Borrowings	₩ 6,000		6,493
Long-term borrowings [member] | Shinhan Bank [Member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates description	LIBOR(3M)+0.706%
Annual interest rates adjustment rate	0.706%	0.706%
Borrowings	₩ 16,071	$ 15,000	25,379	$ 21,000
Long-term borrowings [member] | KEB Hana Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	3.95%	3.95%
Borrowings	₩ 3,000		3,000
Long-term borrowings [member] | Woori Bank [Member] | General loans [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			13,000
Long-term borrowings [member] | NongHyup Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	2.86%	2.86%
Borrowings	₩ 8,000
Long-term borrowings [member] | NongHyup Bank [member] | Facility loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	2.00%	2.00%
Borrowings	₩ 123		123
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	3.27%	3.27%
Borrowings	₩ 30,000		30,000
Long-term borrowings [member] | Kookmin Bank [member] | Facility loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	2.59%	2.59%
Borrowings	₩ 2,333		7,000
Long-term borrowings [member] | NH Investment & Security Co., Ltd. [member] | Commercial papers [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	3.17%	3.17%
Borrowings	₩ 300,000		300,000
Long-term borrowings [member] | Other Financial Instruments [member] | Redeemable convertible preferred stock [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	₩ 950		950
Long-term borrowings [member] | Other Financial Instruments [member] | Kookmin Bank and other [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	3.15%	3.15%
Borrowings	₩ 177,968	$ 166,108	₩ 222,117	$ 183,796
Long-term borrowings [member] | Standard Charted Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	3.16%	3.16%
Borrowings	₩ 8,000